Legal Proceedings - Additional Information (Detail) t in Thousands, $ in Thousands			12 Months Ended
	Apr. 12, 2019	Jul. 11, 2013	Dec. 31, 2022 USD ($) t	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)	Apr. 08, 2021 t	Feb. 28, 2021 t
Disclosure of Commitments and Contingencies [Line Items]
Lease contract for a period		5 years	21 years
Extended long term lease contract period			10 years
Cash advances by CEMEX Colombia							$ 13,400
Interest for advances							1,200
Purchase of the assets related to the project in Colombian pesos							3,000,750
Impairment loss			$ 77,000	$ 43,000	$ 306,000
Colombian Peso [member]
Disclosure of Commitments and Contingencies [Line Items]
One Time Initial Payment					$ 1,500	$ 1,500
Excluding MOU and the Land MOU [member]
Disclosure of Commitments and Contingencies [Line Items]
Impairment loss							$ 22,500
CI Calizas [member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage of entity's revenue	0.90%
Zomam [member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage of entity's revenue	0.80%
Concentration Risk Percentage	0.30%
Assets Contribution			$ 43,000
CEMEX Colombia [member]
Disclosure of Commitments and Contingencies [Line Items]
Number of Raw Materials Used For Production | t			1,500					1,500	990
Annual Lease Payment			$ 11
CEMEX Colombia [member] | Maceo Plant [Member]
Disclosure of Commitments and Contingencies [Line Items]
Minimum production of cement required subject to environmental clearance | t			950